SUMMARY OF STOCK OPTION ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Option outstanding, balance	11,715	8,515
Weighted average exercise price outstanding, balance	$ 70.00	$ 120.00
Option granted	16,100	3,200
Weighted average exercise price, granted	$ 14.40	$ 20.00
Option outstanding, balance	27,815	11,715
Weighted average exercise price outstanding, balance	$ 30.40	$ 70.00
Option outstanding exercisable	11,715
Weighted Average Exercise Price Exercisable	$ 52.40
Officers and Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Weighted average remaining contractual term outstanding	5 years 7 months 6 days	3 years 10 months 24 days
Aggregate Intrinsic Value, Beginning balance
Option granted	16,100
Weighted average exercise price, granted	$ 14.00
Weighted average remaining contractual term outstanding, grant	10 years	8 years 10 months 24 days
Aggregate instrinsic value, granted
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTermEnd]	7 years 10 months 24 days
Aggregate Intrinsic Value, Ending Balance
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 6 months
Aggregate Intrinsic Value, Exercisable